WASATCH FUNDS TRUST

Supplement dated February 13, 2025, to the

Summary Prospectuses and Prospectus, each dated January 31, 2025

	Investor Class	Institutional Class
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Opportunities Fund®	WAIOX	WIIOX

This Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2025, with respect to the Investor Class and Institutional Class Shares of the Wasatch International Growth Fund and Wasatch International Opportunities Fund. You should retain this Supplement with the Prospectus and each Summary Prospectus for future reference. Additional copies of these materials may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective immediately, Linda Lasater will no longer be a portfolio manager for the Wasatch International Growth Fund and Wasatch International Opportunities Fund. Therefore, as of the date of this supplement, all references to Linda Lasater are hereby deleted.

Effective immediately, Linda Lasater is hereby removed as a portfolio manager and the disclosure related to Mr. Chace in the section entitled “Wasatch International Opportunities Fund-Summary Section-Portfolio Management-Portfolio Managers” on page 96 of the Prospectus is hereby replaced with the following:

 Dan Chace, CFA

 Lead Portfolio Manager

 Since February 13, 2025

Effective immediately, the second sentence in Mr. Chace’s biography in the section entitled “Management-Portfolio Managers” on page 209 of the Prospectus is hereby deleted and replaced with the following:

He has also been the lead portfolio manager for the International Opportunities Fund since February 13, 2025, having been a portfolio manager for the Fund since 2020.

WASATCH FUNDS TRUST

Supplement dated February 13, 2025, to the

Statement of Additional Information dated January 31, 2025

	Investor Class	Institutional Class
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Opportunities Fund®	WAIOX	WIIOX

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Investor Class and Institutional Class shares dated January 31, 2025. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective immediately, Linda Lasater will no longer be a portfolio manager for the Wasatch International Growth Fund and Wasatch International Opportunities Fund. Therefore, as of the date of this supplement, all references to Linda Lasater are hereby deleted.